Revenue Disaggregation of Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 2,721	$ 2,101	$ 2,347
At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	53	58	78
Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	629	965	990
Contract With Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	682	1,023	1,068
Contract With Customers, Power And Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	654	1,000	1,045
Contract With Customers, Environmental Credits
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	28	23	23
Lease Income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	19	123	130
Derivatives Income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	210	407	296
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	1,810	548	853
Hydro | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	383	152	156
Hydro | Operating segments | At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0	0
Hydro | Operating segments | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	28	141	142
Hydro | Operating segments | Contract With Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	28	141	142
Hydro | Operating segments | Contract With Customers, Power And Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	28	141	142
Hydro | Operating segments | Contract With Customers, Environmental Credits
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0	0
Hydro | Operating segments | Lease Income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0	0
Hydro | Operating segments | Derivatives Income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0	0
Hydro | Operating segments | Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	355	11	14
Wind and Solar | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	305	329	312
Wind and Solar | Operating segments | At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	28	25	27
Wind and Solar | Operating segments | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	207	236	217
Wind and Solar | Operating segments | Contract With Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	235	261	244
Wind and Solar | Operating segments | Contract With Customers, Power And Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	207	238	221
Wind and Solar | Operating segments | Contract With Customers, Environmental Credits
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	28	23	23
Wind and Solar | Operating segments | Lease Income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0	0
Wind and Solar | Operating segments | Derivatives Income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	(25)	(2)	18
Wind and Solar | Operating segments | Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	95	70	50
Gas | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	1,109	787	851
Gas | Operating segments | At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	2	7	5
Gas | Operating segments | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	393	458	492
Gas | Operating segments | Contract With Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	395	465	497
Gas | Operating segments | Contract With Customers, Power And Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	395	465	497
Gas | Operating segments | Contract With Customers, Environmental Credits
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0	0
Gas | Operating segments | Lease Income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	19	123	130
Gas | Operating segments | Derivatives Income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	(118)	(8)	(15)
Gas | Operating segments | Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	813	207	239
Energy Transition | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	709	704	905
Energy Transition | Operating segments | At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	23	26	46
Energy Transition | Operating segments | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	1	130	139
Energy Transition | Operating segments | Contract With Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	24	156	185
Energy Transition | Operating segments | Contract With Customers, Power And Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	24	156	185
Energy Transition | Operating segments | Contract With Customers, Environmental Credits
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0	0
Energy Transition | Operating segments | Lease Income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0	0
Energy Transition | Operating segments | Derivatives Income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	138	283	160
Energy Transition | Operating segments | Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	547	265	560
Energy Marketing | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	211	122	129
Energy Marketing | Operating segments | At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0	0
Energy Marketing | Operating segments | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0	0
Energy Marketing | Operating segments | Contract With Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0	0
Energy Marketing | Operating segments | Contract With Customers, Power And Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0	0
Energy Marketing | Operating segments | Contract With Customers, Environmental Credits
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0	0
Energy Marketing | Operating segments | Lease Income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0	0
Energy Marketing | Operating segments | Derivatives Income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	211	122	129
Energy Marketing | Operating segments | Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0	0
Corporate and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	4	7	(6)
Corporate and Other | At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0	0
Corporate and Other | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0	0
Corporate and Other | Contract With Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0	0
Corporate and Other | Contract With Customers, Power And Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0	0
Corporate and Other | Contract With Customers, Environmental Credits
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0	0
Corporate and Other | Lease Income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0	0
Corporate and Other | Derivatives Income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	4	12	4
Corporate and Other | Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 0	$ (5)	$ (10)